Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	192,625,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 1,926,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 266,015.13
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.